Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Capital Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Deficit [Member]
Beginning Balance at Dec. 31, 2014	$ 245,757	$ 426,037	$ 16,375	$ 16,225	$ (212,880)
Comprehensive earnings (loss):
Net earnings	10,036				10,036
Shares and options issued:
Stock-based compensation expense (Note 10 (d))	847		847
Exercise of stock options (Note 10 (c))	1,269	2,056	(787)
Sale of shares under Employee Share Purchase Plan (Note 10 (c))	131	131
Shares repurchased under normal course issuer bid (Note 10 (c))	(329)	(443)	114
Dividends declared (Note 10 (c))	(16,333)				(16,333)
Ending Balance at Dec. 31, 2015	241,378	427,781	16,549	16,225	(219,177)
Comprehensive earnings (loss):
Net earnings	11,052				11,052
Shares and options issued:
Stock-based compensation expense (Note 10 (d))	217		217
Conversion of deferred stock units to common shares	116	116
Exercise of stock options (Note 10 (c))	11	17	(6)
Sale of shares under Employee Share Purchase Plan (Note 10 (c))	72	72
Shares repurchased under normal course issuer bid (Note 10 (c))	(4,225)	(8,501)	4,276
Dividends declared (Note 10 (c))	(4,477)				(4,477)
Ending Balance at Dec. 31, 2016	$ 244,144	$ 419,485	$ 21,036	$ 16,225	$ (212,602)